CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CASH AND CASH EQUIVALENTS [Text Block]
4.	CASH, CASH EQUIVALENTS AND RESRICTED CASH

Cash and cash equivalents of the Company are comprised of bank balances and highly liquid investments that are readily convertible to cash with an original maturity of 90 days or less at the date of purchase.

	December 31	December 31
	2017	2016
Bank balances	$38,782	$70,893
Short-term deposits	495	1,424
	$39,277	$72,317

The Company has issued a letter of credit which is guaranteed by cash deposits, classified as restricted cash on the balance sheet at December 31, 2017 of $1.0 million. Under the terms of the Las Torres processing facility lease, which was acquired with the El Cubo mine, the Company was required to provide financial guarantees to the owner of the Las Torres Facility as security against any environmental damages, which is valid until August 14, 2018.